UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Niemann Capital Management

Address:   5615 Scotts Valley Drive, Suite 200
           Scotts Valley, CA 95066


Form 13F File Number: 28-03429


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Corey Gamble
Title:  Compliance Manager
Phone:  800-622-1626

Signature,  Place,  and  Date  of  Signing:

/s/ Corey Gamble                   Scotts Valley, CA                  8/2/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:  $      444,736
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                      COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
MARKET VECTORS BRAZIL SMALLCAP ETF          ETF            57060U613     2126    37470          SOLE                Sole      0    0
ISHARES MSCI CHILE INVESTABLE               ETF            464286640     1445    19173          SOLE                Sole      0    0
ISHARES, INCORPORATED- SHARES MSCI TAIWAN   ETF            464286731     1377    90738          SOLE                Sole      0    0
INDEX FUND
ISHARES, INCORPORATED- SHARES MSCI SOUTH    ETF            464286772     1460    22467          SOLE                Sole      0    0
KOREA INDEX FUND
FIRST TRUST CONSUMER STAPLES ALPHADEX FUND  ETF            33734X119    14554   581964          SOLE                Sole      0    0
FIRST TRUST HEALTH CARE ALPHADEX FUND       ETF            33734X143   107980  3611403          SOLE                Sole      0    0
FIRST TRUST UTILITIES ALPHADEX FUND         ETF            33734X184     9071   498734          SOLE                Sole      0    0
SPDR GOLD TRUST                             ETF            78463V107     5379    36846          SOLE                Sole      0    0
ISHARES TRUST COHEN & STEERS REALTY MAJORS  ETF            464287564      392     5417          SOLE                Sole      0    0
INDEX FUND
MARKET VECTORS INDONESIA INDEX              ETF            57060U753     2953    92367          SOLE                Sole      0    0
ISHARES TRUST BARCLAYS 7-10 YEAR TREASURY   ETF            464287440    74479   776958          SOLE                Sole      0    0
BOND- ETF
SPDR S&P INTERNATIONAL HEALTH CARE SECTOR   ETF            78463X681      425    12738          SOLE                Sole      0    0
ETF
ISHARES TRUST S&P GLOBAL HEALTHCARE INDEX   ETF            464287325     2145    36906          SOLE                Sole      0    0
FUND- ETF
PROSHARES SHORT MIDCAP400                   ETF            74347R800    36745  1220785          SOLE                Sole      0    0
POWERSHARES ETF FOOD & BEVERAGE PORT        ETF            73935X849    87976  4370425          SOLE                Sole      0    0
POWERSHARES ETF PHARMA PORT                 ETF            73935X799    14082   525265          SOLE                Sole      0    0
POWERSHARES EXCHANGETRADED FUND TRUST II    ETF            73937B605     4381   134416          SOLE                Sole      0    0
POWERSHARES S&P SMALLCAP CONSUMER STAP
POWERSHARES EXCHANGETRADED FUND TRUST II    ETF            73937B886     7078   211793          SOLE                Sole      0    0
POWERSHARES S&P SMALLCAP HEALTH CARE P
PROSHARES SHORT QQQ                         ETF            74347R602    36133  1115232          SOLE                Sole      0    0
ISHARES FTSE NAREIT RESIDENTIAL PLUS        ETF            464288562     8851   206047          SOLE                Sole      0    0
CAPPED INDEX FUND
ISHARES MSCI JAPAN SMALL CAP INDEX FUND     ETF            464286582     2200    46508          SOLE                Sole      0    0
SPDR S&P 500 ETF                            ETF            78462F103    23112   175136          SOLE                Sole      0    0
VANGUARD UTILITIES ETF                      ETF            92204A876      392     5448          SOLE                Sole      0    0